COMMITMENTS AND CONTINGENT LIABILITIES	6 Months Ended
Jun. 30, 2024
COMMITMENTS AND CONTINGENT LIABILITIES
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 6: — COMMITMENTS AND CONTINGENT LIABILITIES

As of June 30, 2024 the Company issued one bank guarantee to secure certain obligations it has in respect of a lease agreement of its offices in Jerusalem, for a total secured amount of $56.

Certain long-term investments in the amount of $255 were pledged by the Israeli Subsidiary in favor of Israeli banks to secure certain activity with the bank, mainly the Group’s hedging activity